Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of the Stock Option Activities	The following table sets forth the stock options activities for the years ended December 31, 2021, 2022 and 2023:
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Weighted average grant date fair value
		US$		US$
Outstanding as of January 1, 2021	93,464,488	0.0000001	2.98	1.38
-Grant to Employees	94,543,900	0.0000001
-Exercised	(50,219,050)	0.0000001
-Forfeited	(7,633,050)	0.0000001
Outstanding as of December 31, 2021	130,156,288	0.0000001	4.02	0.44
-Exercised	(49,409,787)	0.0000001
-Forfeited	(6,615,475)	0.0000001
Outstanding as of December 31, 2022	74,131,026	0.0000001	2.69	0.59
-Exercised	(5,561,075)	0.0000001
-Forfeited	(2,860,950)	0.0000001
Outstanding as of December 31, 2023	65,709,001	0.0000001	1.85	0.52
Exercisable as of December 31, 2023	65,553,376	0.0000001	1.84	0.52

Schedule of Fair value Assumptions	Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:
	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5